UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Flexible Income Fund – December 31, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 53.6%

	Financials — 30.5%
$6,765,000	Aflac, Inc., 2.875%, 10/15/26	$6,481,154
2,000,000	Allstate Corp. (The), 5.750%, 8/15/53(A)	2,067,800
375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	440,115
13,100,000	Australia & New Zealand Banking
	Group Ltd/United Kingdom
	(Australia), 144a,
	6.750%, 12/29/49(A)(B)	13,841,801
3,480,000	Bank of New York Mellon Corp. (The),
	Ser E, 4.950%, 12/29/49(A)(B)	3,497,400
5,265,000	Berkshire Hathaway, Inc.,
	3.125%, 3/15/26	5,230,804
3,400,000	BNP Paribas SA (France), 144a,
	6.750%, 12/29/49(A)(B)	3,353,250
2,653,000	Capital One Financial Corp., Ser E,
	5.550%, 12/29/49(A)(B)	2,686,163
10,052,000	Catlin Insurance Co. Ltd. (Bermuda),
	144a, 7.249%, 7/29/49(A)(B)	8,368,290
7,230,000	Charles Schwab Corp. (The),
	4.625%, 12/29/49(A)(B)	6,796,200
9,249,000	Citigroup, Inc., Ser Q,
	5.950%, 12/29/49(A)(B)	9,387,273
4,000,000	Citigroup, Inc., Ser R,
	6.125%, 12/29/49(A)(B)	4,140,000
10,550,000	Citizens Financial Group, Inc.,
	5.500%, 12/29/49(A)(B)	10,444,500
6,000,000	Credit Agricole SA (France), 144a,
	8.125%, 12/29/49(A)(B)	6,314,760
807,740	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust
	(Guernsey), 144a, 6.500%, 5/30/21	836,929
4,285,000	Ford Motor Credit Co. LLC MTN,
	4.389%, 1/8/26	4,342,740
11,850,000	Goldman Sachs Group, Inc. (The), Ser
	L, 5.700%, 12/29/49(A)(B)	12,143,880
4,700,000	HSBC Holdings PLC (United Kingdom),
	6.375%, 12/29/49(A)(B)†	4,676,500
10,000,000	ING Groep NV (Netherlands),
	6.000%, 12/29/49(A)(B)	9,750,000
14,166,000	JPMorgan Chase & Co., Ser Z,
	5.300%, 12/29/49(A)(B)	14,457,253
12,550,000	Lloyds Banking Group PLC (United
	Kingdom), 7.500%, 4/30/49(A)(B)	12,926,500
6,430,000	MetLife, Inc., Ser C,
	5.250%, 12/29/49(A)(B)	6,510,375
2,350,000	Prudential Financial, Inc.,
	5.875%, 9/15/42(A)	2,464,562
1,100,000	QBE Insurance Group Ltd., MTN
	(Australia), 5.875%, 6/17/46(A)	1,105,124
4,200,000	Reinsurance Group of America, Inc.,
	3.628%, 12/15/65(A)	3,528,000
13,750,000	Royal Bank of Scotland Group PLC
	(United Kingdom),
	7.500%, 12/29/49(A)(B)	13,028,125
8,000,000	Societe Generale SA (France), 144a,
	7.375%, 12/29/49(A)(B)	7,986,560
5,000,000	UBS Group AG (China),
	7.125%, 12/29/49(A)(B)	5,141,870
9,100,000	US Bancorp, Ser I,
	5.125%, 12/29/49(A)(B)	9,282,000
13,490,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(A)(B)	14,097,050
2,250,000	Westpac Banking Corp. (Australia)
	MTN, 4.322%, 11/23/31(A)	2,257,166
		207,584,144

	Industrials — 8.8%
4,300,000	AerCap Global Aviation Trust, 144a,
	6.500%, 6/15/45(A)	4,337,625
574,134	Air Canada 2013-1 Class A Pass
	Through Trust (Canada), 144a,
	4.125%, 5/15/25	590,612
2,745,000	Asciano Finance Ltd. (Australia), 144a,
	5.000%, 4/7/18	2,820,229
6,523,440	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	6,670,217
4,072,515	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	4,622,305
15,260,000	General Electric Co., Ser D,
	5.000%, 12/29/49(A)(B)	15,835,302
6,183,678	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates,
	3.900%, 1/15/26	6,315,082
1,500,000	Owens Corning, 3.400%, 8/15/26	1,424,900
3,180,000	Owens Corning, 4.200%, 12/15/22	3,302,541
7,820,000	Stanley Black & Decker, Inc.,
	5.750%, 12/15/53(A)†	8,250,100
5,692,248	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	6,033,782
		60,202,695

	Consumer Staples — 3.8%
7,220,000	Archer-Daniels-Midland Co.,
	2.500%, 8/11/26	6,820,012
6,180,000	CVS Health Corp., 2.125%, 6/1/21	6,059,762
6,951,000	Kimberly-Clark Corp., 2.750%, 2/15/26	6,772,554
7,020,000	Kroger Co. (The), 2.650%, 10/15/26	6,521,980
		26,174,308

	Consumer Discretionary — 3.3%
6,615,000	CalAtlantic Group, Inc., 5.250%, 6/1/26	6,449,625
4,175,000	General Motors Financial Co., Inc.,
	3.700%, 5/9/23	4,108,146
2,000,000	Home Depot, Inc. (The),
	4.200%, 4/1/43	2,060,696
700,000	Interpublic Group of Cos., Inc. (The),
	3.750%, 2/15/23	705,548
3,250,000	Interpublic Group of Cos., Inc. (The),
	4.200%, 4/15/24	3,339,362

1

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 53.6% (Continued)

	Consumer Discretionary — (Continued)
$2,475,598	Northwest Airlines 2007-1 Class A Pass
	Through Trust, 7.027%, 11/1/19	$2,763,262
3,185,000	Time Warner, Inc., 3.875%, 1/15/26	3,188,430
		22,615,069

	Energy — 2.6%
7,070,000	Buckeye Partners LP, 3.950%, 12/1/26	6,880,573
6,835,000	Exxon Mobil Corp., 2.709%, 3/6/25	6,653,647
3,875,000	Transcanada Trust (Canada),
	5.875%, 8/15/76(A)	4,030,000
		17,564,220

	Information Technology — 1.7%
3,490,000	Alphabet, Inc., 1.998%, 8/15/26	3,203,314
2,500,000	Altera Corp., 2.500%, 11/15/18	2,543,173
5,200,000	Microsoft Corp., 4.450%, 11/3/45	5,540,179
		11,286,666

	Utilities — 1.2%
1,300,000	NextEra Energy Capital Holdings, Inc.,
	3.065%, 10/1/66(A)	1,092,650
2,700,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(A)	2,349,000
5,211,000	WEC Energy Group, Inc.,
	6.250%, 5/15/67(A)	4,566,139
		8,007,789

	Real Estate — 0.8%
1,200,000	American Tower Corp., REIT,
	4.500%, 1/15/18	1,231,672
1,000,000	CubeSmart LP, REIT, 4.000%, 11/15/25	1,015,024
2,101,000	DDR Corp., MTN, REIT, 7.500%, 7/15/18	2,263,433
785,000	Essex Portfolio LP, REIT, 3.500%, 4/1/25	773,150
		5,283,279

	Telecommunication Services — 0.6%
4,260,000	Verizon Communications, Inc.,
	2.625%, 8/15/26	3,921,552

	Materials — 0.3%
1,750,000	BHP Billiton Finance USA Ltd.
	(Australia), 144a,
	6.250%, 10/19/75(A)	1,894,725
	Total Corporate Bonds	$364,534,447

	U.S. Treasury Obligations — 8.2%
6,743,500	U.S. Treasury Bond, 2.875%, 11/15/46	6,510,640
11,830,000	U.S. Treasury Note, 1.375%, 10/31/20	11,684,893
7,289,200	U.S. Treasury Note, 1.500%, 8/15/26	6,704,074
23,778,200	United States Treasury Inflation
	Indexed Bonds, 0.625%, 1/15/26	24,400,772
6,406,900	United States Treasury Inflation
	Indexed Bonds, 1.000%, 2/15/46	6,563,363
	Total U.S. Treasury Obligations	$55,863,742

	Asset-Backed Securities — 17.6%
10,515,000	Ally Master Owner Trust, Ser 2014-1,
	Class A2, 1.290%, 1/15/19	10,515,123
4,055,773	American Homes 4 Rent Trust, Ser
	2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	4,167,411
6,732,000	Cabela’s Credit Card Master Note
	Trust, Ser 2012-1A, Class A1, 144a,
	1.630%, 2/18/20	6,736,433
5,435,000	Cabela’s Credit Card Master Note
	Trust, Ser 2013-1A, Class A, 144a,
	2.710%, 2/17/26	5,375,511
3,930,000	Capital Auto Receivables Asset Trust,
	Ser 2013-1, Class D, 2.190%, 9/20/21	3,944,435
5,400,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class C, 144a,
	2.280%, 7/15/19	5,436,165
6,646,000	Citibank Credit Card Issuance Trust,
	Ser 2014-A2, Class A2,
	1.020%, 2/22/19	6,645,743
1,090,000	CNH Equipment Trust, Ser 2013-D,
	Class B, 1.750%, 4/15/21	1,090,778
625,235	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(A)	669,516
2,270,303	Countrywide Asset-Backed
	Certificates, Ser 2004-8, Class M1,
	1.806%, 1/25/35(A)	2,255,490
828,101	CWABS, Inc. Asset-Backed Certificates,
	Ser 2003-5, Class MF1,
	5.369%, 1/25/34(A)	825,891
10,624,000	Discover Card Execution Note Trust,
	Ser 2014-A3, Class A3,
	1.220%, 10/15/19	10,627,577
1,300,000	Ford Credit Auto Owner Trust, Ser
	2013-A, Class D, 1.860%, 8/15/19	1,302,520
4,820,000	Ford Credit Floorplan Master Owner
	Trust A, Ser 2012-2, Class A,
	1.920%, 1/15/19	4,821,280
4,270,000	Ford Credit Floorplan Master Owner
	Trust A, Ser 2014-1, Class A1,
	1.200%, 2/15/19	4,270,202
6,700,000	Merrill Lynch Mortgage Investors
	Trust, Ser 2006-FF1, Class M3,
	1.066%, 8/25/36(A)	6,507,935
670,668	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	735,030
4,815,000	Newcastle Mortgage Securities Trust,
	Ser 2006-1, Class M2,
	1.126%, 3/25/36(A)	4,377,704
7,716,380	Nomura Home Equity Loan, Inc.
	Home Equity Loan Trust, Ser
	2005-FM1, Class M2,
	1.246%, 5/25/35(A)	7,349,348
2,240,000	Oscar US Funding Trust, Ser 2014-1A,
	Class A4, 144a, 2.550%, 12/15/21	2,207,735
3,242,858	Popular ABS Mortgage Pass-Through
	Trust, Ser 2004-4, Class AV1,
	1.096%, 9/25/34(A)	2,987,568

2

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 17.6% (Continued)
$2,335,000	RAMP Trust, Ser 2005-EFC5, Class M3,
	1.216%, 10/25/35(A)	$2,043,366
8,455,000	Santander Drive Auto Receivables
	Trust, Ser 2014-4, Class D,
	3.100%, 11/16/20	8,562,100
6,790,000	Synchrony Credit Card Master Note
	Trust, Ser 2012-6, Class A,
	1.360%, 8/17/20	6,793,787
4,025,415	Tax Ease Funding LLC, Ser 2016-1A,
	Class A, 144a, 3.131%, 6/15/28	3,999,164
2,660,000	Wells Fargo Home Equity
	Asset-Backed Securities Trust, Ser
	2005-4, Class M1,
	1.216%, 12/25/35(A)	2,592,391
2,550,000	World Financial Network Credit Card
	Master Trust, Ser 2015-C, Class A,
	1.260%, 3/15/21	2,551,545
	Total Asset-Backed Securities	$119,391,748

	Agency Collateralized Mortgage Obligations — 2.5%
1,618,838	Fannie Mae REMICs, Ser 2008-60, Class
	SA, 5.744%, 7/25/38(A)(C)	280,053
33,608,154	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006, Class
	AX1, 0.989%, 1/25/20(A)	843,148
15,167,809	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019, Class
	X1, 1.693%, 3/25/22(A)	1,085,164
27,003,743	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025, Class
	X1, 0.883%, 10/25/22(A)	1,115,049
72,771,305	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K033, Class
	X1, 0.312%, 7/25/23(A)	1,291,756
4,235,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K048, Class
	A2, 3.284%, 6/25/25(A)	4,375,692
34,391,880	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K710, Class
	X1, 1.759%, 5/25/19(A)	1,146,856
1,509,037	Freddie Mac REMICs, Ser 3199, Class
	DS, 6.446%, 8/15/36(A)(C)	294,960
1,500,000	FREMF Mortgage Trust, Ser 2013-K712,
	Class C, 144a, 3.365%, 12/25/19(A)	1,501,183
1,900,000	FREMF Mortgage Trust, Ser 2013-K713,
	Class C, 144a, 3.165%, 4/25/20(A)	1,864,576
1,961,366	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37(C)	103,034
17,903,387	GNMA, Ser 2012-27, Class IO,
	1.070%, 4/16/53(A)	753,622
30,137,822	GNMA, Ser 2016-110, Class IO,
	1.048%, 5/16/58(A)	2,436,896
	Total Agency Collateralized Mortgage Obligations	$17,091,989

	Non-Agency Collateralized Mortgage Obligations — 0.9%
216,687	Alternative Loan Trust, Ser 2004-30CB,
	Class 3A1, 5.000%, 2/25/20	217,350
1,947,600	American Home Mortgage
	Investment Trust, Ser 2004-4, Class
	4A, 3.293%, 2/25/45(A)	1,967,284
124,336	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(D)	127,481
1,974,212	GSR Mortgage Loan Trust, Ser
	2005-AR4, Class 6A1,
	3.209%, 7/25/35(A)	1,940,584
838,714	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(A)	843,891
7,036	Merrill Lynch Mortgage Investors,
	Trust, Ser 2003-A1, Class 2A,
	3.266%, 12/25/32(A)	6,947
514,031	Morgan Stanley Mortgage Loan Trust,
	Ser 2004-7AR, Class 2A6,
	2.992%, 9/25/34(A)	522,169
236,351	Nomura Asset Acceptance Corp.
	Alternative Loan Trust, Ser
	2005-AR4, Class 1A,
	4.169%, 8/25/35(A)	234,350
109,676	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	109,621
138,346	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(D)	141,946
215,062	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 3.036%, 11/25/34(A)	217,190
	Total Non-Agency Collateralized Mortgage Obligations	$6,328,813

	U.S. Government Mortgage-Backed Obligations — 0.3%
59,210	FHLMC, Pool #G03170, 6.500%, 8/1/37	68,766
87,168	FHLMC, Pool #G12780, 6.500%, 9/1/22	95,003
111,219	FNMA, Pool #844415, 5.500%, 10/1/35	124,544
728,599	FNMA, Pool #AB1952, 4.000%, 12/1/40	772,239
518,250	FNMA, Pool #AB1953, 4.000%, 12/1/40	548,976
462,876	FNMA, Pool #AB3387, 4.000%, 8/1/41	488,754
43,667	Freddie Mac Non Gold, Pool #972110,
	2.823%, 10/1/32(A)	45,156
	Total U.S. Government Mortgage-Backed Obligations	$2,143,438

	Sovereign Government Obligation — 0.3%
1,795,000	Svensk Exportkredit AB (Sweden),
	1.750%, 5/30/17	1,799,717

	U.S. Government Agency Obligation — 0.2%
1,500,000	FHLMC, 2.375%, 1/13/22	1,524,610

3

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Security — 0.0%
$14,115	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR9,
	Class AJ, 4.985%, 9/11/42(A)	$14,110

Shares

	Preferred Stocks — 5.5%

	Financials — 2.4%
75,250	CoBank ACB, Ser H, 6.200%,
	12/31/49(A)(B)	7,449,750
142,000	Reinsurance Group of America, Inc.,
	5.750%, 6/15/56(A)	3,731,760
78,305	State Street Corp., Ser G, 5.350%(A)	1,959,191
127,000	WR Berkley Corp., 5.750%, 6/1/56	2,905,760
		16,046,461

	Utilities — 1.4%
106,250	Dominion Resources, Inc., 6.380%,
	7/1/2017	5,318,875
171,032	SCE Trust V, Ser K, 5.450%(A)	4,320,268
		9,639,143

	Real Estate — 0.9%
89,200	AGNC Investment Corp., Ser B REIT,
	0.048%, 12/31/49(B)†	2,230,892
159,075	PS Business Parks, Inc. REIT, Ser T REIT,
	6.000%†	3,867,113
		6,098,005

	Industrials — 0.4%
114,838	Seaspan Corp., (Marshall Islands),
	6.380%, 4/30/19	2,889,324

	Materials — 0.4%
104,023	CHS, Inc., Ser 3, 6.750%(A)	2,733,724

	Telecommunication Services — 0.0%
14,850	Telephone & Data Systems, Inc.,
	6.880%, 11/15/59	368,132
	Total Preferred Stocks	$37,774,789

	Common Stocks — 5.6%

	Real Estate — 2.1%
154,269	AGNC Investment Corp. REIT	2,796,897
80,248	Kimco Realty Corp., REIT	2,019,040
91,769	Prologis, Inc. REIT	4,844,485
24,360	Simon Property Group, Inc. REIT	4,328,041
		13,988,463

	Industrials — 1.2%
8,858	Boeing Co. (The)	1,379,013
7,058	FedEx Corp.	1,314,200
7,495	General Dynamics Corp.	1,294,087
29,547	Johnson Controls International PLC
	(Ireland)	1,217,041
9,512	Raytheon Co.	1,350,704
26,164	Xylem, Inc.	1,295,641
		7,850,686

	Health Care — 0.6%
21,785	AbbVie, Inc.	1,364,177
19,179	UnitedHealth Group, Inc.	3,069,407
		4,433,584

	Materials — 0.5%
16,045	LyondellBasell Industries NV - Class A
	(Netherlands)	1,376,340
14,733	Vulcan Materials Co.	1,843,835
		3,220,175

	Consumer Discretionary — 0.4%
28,030	Dick’s Sporting Goods, Inc.	1,488,393
14,458	Time Warner, Inc.	1,395,631
		2,884,024

	Information Technology — 0.4%
12,052	Apple, Inc.	1,395,863
22,164	Qualcomm, Inc.	1,445,093
		2,840,956

	Energy — 0.2%
19,880	Occidental Petroleum Corp.	1,416,052

	Financials — 0.2%
11,987	Ameriprise Financial, Inc.	1,329,838
	Total Common Stocks	$37,963,778

	Exchange Traded Funds — 1.4%
102,399	iShares MSCI Japan ETF	5,003,215
212,223	VanEck Vectors Gold Miners ETF	4,439,705
	Total Exchange Traded Funds	$9,442,920

	Investment Funds — 3.2%
14,644,484	Dreyfus Government Cash
	Management, Institutional
	Shares, 0.45%∞Ω	14,644,484
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund±	484,744
5,374,845	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.43%**∞Ω	5,374,845
135,400	Nuveen Multi-Market Income Fund,
	Inc.±	988,420
	Total Investment Funds	$21,492,493

Total Investment Securities —99.3%
(Cost $676,154,911)		675,366,594

Other Assets in Excess of Liabilities — 0.7%		4,578,258

Net Assets — 100.0%		$679,944,852

4

Touchstone Flexible Income Fund (Unaudited) (Continued)

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of December 31, 2016.

**	Represents collateral for securities loaned.

±	Closed-End Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $5,242,644.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

EUR - Euro

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

JPY - Japanese Yen

KRW - South Korean Won

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PHP - Philippine Peso

PLC - Public Limited Company

PLN - Polish Zloty

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

UTGO - Unlimited Tax General Obligation

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $82,476,849 or 12.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

5

Touchstone Flexible Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$364,534,447	$—	$364,534,447
U.S. Treasury Obligations	—	55,863,742	—	55,863,742
Asset-Backed Securities	—	119,391,748	—	119,391,748
Agency Collateralized Mortgage Obligations	—	17,091,989	—	17,091,989
Non-Agency Collateralized Mortgage Obligations	—	6,328,813	—	6,328,813
U.S. Government Mortgage-Backed Obligations	—	2,143,438	—	2,143,438
Sovereign Government Obligation	—	1,799,717	—	1,799,717
U.S. Government Agency Obligation	—	1,524,610	—	1,524,610
Commercial Mortgage-Backed Security	—	14,110	—	14,110
Preferred Stocks	37,774,789	—	—	37,774,789
Common Stocks	37,963,778	—	—	37,963,778
Exchange Traded Funds	9,442,920	—	—	9,442,920
Investment Funds	21,492,493	—	—	21,492,493
Total Assets	$106,673,980	$568,692,614	$—	$675,366,594

Other Financial Instruments***
Assets:
Forward Foreign Currency Contracts	$—	$528,292	$—	$528,292
				528,292
Liabilities:
Forward Foreign Currency Contracts	—	(174,236)	—	(174,236)
Futures Interest Rate Contracts	(470,925)	—	—	(470,925)
Futures Equity Contracts	(164,502)	—	—	(164,502)
				$(809,663)
Total	$106,038,553	$569,046,670	$—	$675,085,223

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on forward foreign currency contracts, futures interest rate contracts and futures equity contracts.

Transactions in written options for the period ended December 31, 2016.

	Number of	Premiums
	Contracts	Received
Beginning of Period, March 31, 2016	—	$—
Call Options Written	2,000	65,999
Call Options Expired	(2,000)	(65,999)
End of Period, December 31, 2016	—	$—

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Futures Contracts

At December 31, 2016, $3,664,079 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2016:

		Number of	Notional	Unrealized
Description	Expiration Date	Contracts	Value	(Depreciation)
Short Futures:
Euro-Bond Futures	March 2017	199	$34,385,837	$(456,525)
10-Year JGB Futures	March 2017	6	7,712,856	(14,400)
				$(470,925)
Long Futures:
CBOE Volatility Index Futures	February 2017	140	2,320,500	(164,502)
				$(635,427)

Forward Foreign Currency Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
ANZ CAPITAL MARKETS	01/17/2017	USD	13,517,202	KRW	15,770,519,920	$459,974
ANZ CAPITAL MARKETS	01/20/2017	USD	3,381,831	JPY	397,306,223	(21,850)
ANZ CAPITAL MARKETS	01/20/2017	USD	6,906,605	ZAR	97,247,068	(143,768)
MORGAN STANLEY	01/20/2017	JPY	397,306,223	USD	3,412,299	(8,618)
MORGAN STANLEY	01/20/2017	PLN	28,200,268	USD	6,667,849	68,318
						$354,056

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Focused Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.7%

Information Technology — 19.0%
Alphabet, Inc. - Class A*	27,517	$21,805,847
Alphabet, Inc. - Class C*	40,793	31,484,853
Apple, Inc.	389,406	45,101,003
Avnet, Inc.	586,286	27,913,077
Cisco Systems, Inc.	1,104,317	33,372,460
International Business Machines Corp.	159,441	26,465,612
Microsoft Corp.	656,116	40,771,048
Oracle Corp.	926,051	35,606,661
salesforce.com, Inc.*	251,518	17,218,922
		279,739,483

Financials — 14.8%
Bank of America Corp.	1,152,484	25,469,896
Bank of New York Mellon Corp. (The)	1,291,142	61,174,308
Berkshire Hathaway, Inc. - Class B*	612,579	99,838,125
Goldman Sachs Group, Inc. (The)	135,429	32,428,474
		218,910,803

Health Care — 14.5%
Abbott Laboratories	688,974	26,463,491
Biogen, Inc.*	115,238	32,679,192
Bio-Rad Laboratories, Inc. - Class A*	209,455	38,179,457
Bristol-Myers Squibb Co.	650,716	38,027,843
Johnson & Johnson	287,430	33,114,810
Novartis AG ADR	614,397	44,752,677
		213,217,470

Consumer Discretionary — 13.1%
Amazon.com, Inc.*	71,821	53,856,413
Carnival Corp. (Panama)	459,948	23,944,893
Comcast Corp. - Class A	428,517	29,589,099
Priceline Group, Inc. (The)*	18,706	27,424,118
Twenty-First Century Fox, Inc. - Class A	1,113,372	31,218,951
Vista Outdoor, Inc.*	731,953	27,009,066
		193,042,540

Industrials — 10.7%
General Electric Co.	1,554,643	49,126,719
Stericycle, Inc.*	335,421	25,840,834
Union Pacific Corp.	283,486	29,391,829
United Technologies Corp.	286,000	31,351,320
WESCO International, Inc.*	323,120	21,503,636
		157,214,338

Consumer Staples — 8.5%
JM Smucker Co. (The)	183,626	23,515,146
Mondelez International, Inc. - Class A	1,177,556	52,201,057
Sysco Corp.	905,354	50,129,451
		125,845,654

Energy — 6.9%
Exxon Mobil Corp.	262,945	23,733,416
Halliburton Co.	543,327	29,388,557
Schlumberger Ltd. (Curacao)	291,408	24,463,702
World Fuel Services Corp.	537,325	24,668,591
		102,254,266

Real Estate — 3.7%
Jones Lang LaSalle, Inc.	198,060	$20,011,982
Simon Property Group, Inc. REIT	192,653	34,228,659
		54,240,641

Telecommunication Services — 2.5%
AT&T, Inc.	863,362	36,718,786

Materials — 2.0%
Agrium, Inc. (Canada)	296,726	29,835,799
Total Common Stocks		$1,411,019,780

Investment Fund — 4.3%
Dreyfus Government Cash
Management, Institutional Shares,
0.45%∞Ω	64,062,248	64,062,248

Total Investment Securities —100.0%
(Cost $1,199,640,806)		$1,475,082,028

Liabilities in Excess of Other Assets — 0.0%		(65,960)

Net Assets — 100.0%		$1,475,016,068

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,411,019,780	$—	$—	$1,411,019,780
Investment Fund	64,062,248	—	—	64,062,248
Total	$1,475,082,028	$—	$—	$1,475,082,028

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Growth Opportunities Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.9%

Information Technology — 30.7%
Alphabet, Inc. - Class A*	8,712	$6,903,824
Alphabet, Inc. - Class C*	8,768	6,767,318
Apple, Inc.	93,910	10,876,656
Facebook, Inc. - Class A*	54,050	6,218,452
Intel Corp.	77,600	2,814,552
Microsoft Corp.	128,120	7,961,377
ON Semiconductor Corp.*	292,911	3,737,544
Palo Alto Networks, Inc.*	19,150	2,394,708
PayPal Holdings, Inc.*	84,570	3,337,978
Red Hat, Inc.*	55,040	3,836,288
salesforce.com, Inc.*	72,590	4,969,511
ServiceNow, Inc.*	31,420	2,335,763
Vantiv, Inc. - Class A*	42,650	2,542,793
Visa, Inc. - Class A	73,740	5,753,195
		70,449,959

Health Care — 17.3%
Abbott Laboratories	120,580	4,631,478
ARIAD Pharmaceuticals, Inc.*	194,320	2,417,341
Bristol-Myers Squibb Co.	70,290	4,107,748
Celgene Corp.*	59,750	6,916,063
Danaher Corp.	34,940	2,719,730
Gilead Sciences, Inc.	55,690	3,987,961
Hill-Rom Holdings, Inc.	65,130	3,656,398
Merrimack Pharmaceuticals, Inc.*†	365,090	1,489,567
Mettler-Toledo International, Inc.*	10,099	4,227,038
Nektar Therapeutics*	65,541	804,188
STERIS PLC (United Kingdom)	70,210	4,731,452
		39,688,964

Industrials — 16.8%
AMETEK, Inc.	70,620	3,432,132
General Electric Co.	101,960	3,221,936
HD Supply Holdings, Inc.*	94,490	4,016,770
Lennox International, Inc.	24,070	3,686,802
Ryder System, Inc.	32,158	2,393,842
TransDigm Group, Inc.	15,425	3,840,208
Union Pacific Corp.	49,670	5,149,786
United Continental Holdings, Inc.*	63,406	4,621,029
United Parcel Service, Inc. - Class B	42,040	4,819,466
Watsco, Inc.	23,003	3,407,204
		38,589,175

Consumer Discretionary — 16.3%
Amazon.com, Inc.*	8,423	6,316,155
Charter Communications, Inc. - Class A*	19,208	5,530,367
Installed Building Products, Inc.*	72,837	3,008,168
LKQ Corp.*	89,490	2,742,868
Marriott International, Inc. - Class A	16,450	1,360,086
McDonald’s Corp.	29,120	3,544,486
Newell Brands, Inc.	98,100	4,380,165
TJX Cos (The), Inc.	55,780	4,190,751
Vail Resorts, Inc.	17,230	2,779,371
Walt Disney Co. (The)	34,120	3,555,986
		37,408,403

Financials — 5.5%
Charles Schwab Corp. (The)	59,060	2,331,098
Chubb Ltd. (Switzerland)	27,805	3,673,597
CME Group, Inc.	29,325	3,382,639
East West Bancorp, Inc.	63,732	3,239,498
		12,626,832

Materials — 4.5%
Berry Plastics Group, Inc.*	93,100	4,536,763
Dow Chemical Co. (The)	101,220	5,791,808
		10,328,571

Consumer Staples — 3.1%
Constellation Brands, Inc. - Class A	23,545	3,609,684
Kellogg Co.	47,410	3,494,591
		7,104,275

Energy — 2.7%
Baker Hughes, Inc.	70,620	4,588,181
Tesoro Corp.	18,620	1,628,319
		6,216,500

Real Estate — 1.0%
STAG Industrial, Inc. REIT	100,970	2,410,154
Total Common Stocks		$224,822,833

Investment Funds — 1.3%
Dreyfus Government Cash
Management, Institutional Shares, 0.45%∞Ω	1,548,516	1,548,516
Invesco Government & Agency
Portfolio, Institutional Class, 0.43%**∞Ω	1,452,632	1,452,632
Total Investment Funds		$3,001,148

Total Investment Securities —99.2%
(Cost $198,145,483)		$227,823,981

Other Assets in Excess of Liabilities — 0.8%		1,803,901

Net Assets — 100.0%		$229,627,882

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $1,404,316.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

9

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$224,822,833	$—	$—	$224,822,833
Investment Funds	3,001,148	—	—	3,001,148
Total	$227,823,981	$—	$—	$227,823,981

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone International Growth Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.9%

Canada — 12.6%

Energy — 2.7%
Cameco Corp.	8,440	$88,367
Peyto Exploration & Development Corp.	3,739	92,620
Suncor Energy, Inc.	3,145	102,810

Financials — 3.9%
Brookfield Asset Management, Inc. - Class A	7,163	236,451
Sun Life Financial, Inc.	4,499	172,807

Industrials — 2.1%
Canadian National Railway Co.	3,251	219,117

Information Technology — 2.1%
CGI Group, Inc.*	4,604	221,130

Materials — 1.8%
Agrium, Inc.	1,845	185,515
Total Canada		1,318,817

Japan — 12.3%

Consumer Discretionary — 6.1%
Fuji Heavy Industries Ltd. ADR	12,080	245,224
Sony Corp. ADR	8,809	246,916
Toyota Motor Corp. ADR	1,303	152,712

Health Care — 2.3%
Eisai Co. Ltd. ADR	2,962	170,167
Ono Pharmaceutical Co. Ltd. ADR	9,876	70,712

Industrials — 2.0%
Kubota Corp. ADR	2,931	208,394

Information Technology — 0.6%
Hitachi Ltd. ADR	1,128	60,912

Telecommunication Services — 1.3%
NTT DOCOMO, Inc. ADR	6,055	137,751
Total Japan		1,292,788

United Kingdom — 9.8%

Consumer Discretionary — 3.6%
Sky PLC ADR	3,321	162,795
WPP PLC ADR†	1,969	217,890

Consumer Staples — 3.0%
British American Tobacco PLC (United Kingdom) ADR†	1,499	168,892
Unilever NV	3,541	145,393

Financials — 3.2%
Prudential PLC ADR†	8,370	333,042
Total United Kingdom		1,028,012

Germany — 9.7%

Consumer Discretionary — 1.3%
Continental AG ADR	3,493	134,480

Consumer Staples — 1.6%
Henkel AG & Co. KGaA ADR	1,635	171,675

Financials — 1.9%
Allianz SE ADR	12,158	200,364

Industrials — 1.6%
Siemens AG ADR	1,325	162,207

Information Technology — 1.5%
SAP SE ADR†	1,785	154,278

Materials — 1.8%
BASF SE ADR	2,039	188,750
Total Germany		1,011,754

Netherlands — 7.1%

Consumer Staples — 0.9%
Heineken NV ADR	2,508	93,824

Energy — 1.2%
Core Laboratories NV	1,030	123,641

Financials — 1.0%
ING Groep NV ADR†	7,407	104,439

Information Technology — 2.1%
NXP Semiconductors NV*	2,284	223,855

Materials — 1.9%
LyondellBasell Industries NV - Class A	2,353	201,840
Total Netherlands		747,599

France — 6.5%

Consumer Staples — 1.6%
L’Oreal SA ADR	4,646	169,161

Health Care — 1.9%
Cellectis SA ADR*†	2,698	45,731
Essilor International SA ADR	2,609	147,487

Information Technology — 3.0%
Criteo SA ADR*	2,721	111,779
Dassault Systemes ADR	2,669	203,906
Total France		678,064

Switzerland — 6.4%
Consumer Staples — 1.7%
Nestle SA ADR	2,519	180,713

Financials — 1.5%
Swiss Re AG ADR	6,343	150,710

11

Touchstone International Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.9% (Continued)

Switzerland — (Continued)

Health Care — 3.2%
Novartis AG ADR	2,250	$163,890
Roche Holding AG ADR	5,974	170,438
Total Switzerland		665,751

Singapore — 6.3%

Financials — 1.3%
United Overseas Bank Ltd. ADR	4,755	133,806

Information Technology — 5.0%
Broadcom Ltd.	2,960	523,239
Total Singapore		657,045

China — 5.9%
Consumer Discretionary — 0.6%
Vipshop Holdings Ltd. ADR*	5,215	57,417

Energy — 1.3%
CNOOC Ltd. ADR	1,110	137,596

Information Technology — 4.0%
Alibaba Group Holding Ltd. ADR*	1,342	117,841
Baidu, Inc. ADR*	969	159,313
Tencent Holdings Ltd. ADR	5,838	141,396
Total China		613,563

Sweden — 3.5%

Financials — 2.0%
Swedbank AB ADR	8,845	213,607

Industrials — 1.5%
Atlas Copco AB ADR - Class A	5,147	157,189
Total Sweden		370,796

United States — 3.2%

Consumer Discretionary — 1.5%
Carnival PLC ADR†	3,002	153,672

Financials — 0.9%
OM Asset Management PLC	6,440	93,380

Health Care — 0.8%
Medtronic PLC	1,275	90,818
Total United States		337,870

Denmark — 2.9%

Financials — 1.5%
Danske Bank A/S ADR	10,437	158,434

Health Care — 1.4%
Novo Nordisk A/S ADR	4,159	149,142
Total Denmark		307,576

India — 2.7%
Financials — 1.8%
HDFC Bank Ltd. ADR	3,001	182,101

Information Technology — 0.9%
WNS Holdings Ltd. ADR*	3,479	95,846
Total India		277,947

Belgium — 2.4%

Consumer Staples — 1.8%
Anheuser-Busch InBev NV ADR	1,807	190,530

Health Care — 0.6%
Galapagos NV ADR*	867	55,653
Total Belgium		246,183

Taiwan — 1.6%

Information Technology — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,859	168,446

Israel — 1.4%

Health Care — 0.6%
Taro Pharmaceuticals Industries Ltd.*†	591	62,215

Information Technology — 0.8%
Mellanox Technologies Ltd.*	2,021	82,659
Total Israel		144,874

Spain — 1.3%

Health Care — 1.3%
Grifols SA ADR	8,289	133,204

Norway — 0.3%

Materials — 0.3%
Yara International ASA ADR	908	35,666
Total Common Stocks		$10,035,955

Investment Funds — 16.0%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	481,798	481,798
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	1,199,325	1,199,325
Total Investment Funds		$1,681,123

12

Touchstone International Growth Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —111.9%
(Cost $11,836,030)	$11,717,078

Liabilities in Excess of Other Assets — (11.9%)	(1,247,953)

Net Assets — 100.0%	$10,469,125

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $1,179,917.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$10,035,955	$—	$—	$10,035,955
Investment Funds	$1,681,123	$—	$—	$1,681,123
Total	$11,717,078	$—	$—	$11,717,078

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone International Value Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.7%

United Kingdom — 17.2%

Consumer Staples — 4.6%
Dairy Crest Group PLC	53,847	$411,109
Imperial Brands PLC	13,849	603,550

Energy — 3.2%
BP PLC	70,390	440,885
BP PLC ADR	7,390	276,238

Health Care — 2.5%
GlaxoSmitKline PLC	29,290	562,620

Industrials — 2.5%
Cobham PLC	133,100	267,991
Rolls-Royce Holdings PLC*	1,748,000	2,154
Rolls-Royce Holdings PLC	35,780	293,881

Materials — 3.3%
DS Smith PLC	145,388	730,083

Utilities — 1.1%
National Grid PLC	21,505	251,261
Total United Kingdom		3,839,772

Netherlands — 15.6%

Consumer Discretionary — 2.9%
Fiat Chrysler Automobiles NV*	70,000	636,780

Financials — 5.1%
Aegon NV	84,200	462,567
ING Groep N.V.	47,873	673,995

Industrials — 7.6%
Airbus Group SE	9,140	603,687
CNH Industrial NV	51,140	443,743
CNH Industrial NV	12,930	112,362
Koninklijke Philips NV	17,900	547,239
Total Netherlands		3,480,373

Japan — 14.9%

Health Care — 1.7%
Astellas Pharma, Inc.	27,100	375,968

Industrials — 6.8%
Fuji Electric Co. Ltd.	123,490	637,665
IHI Corp.*	170,160	440,697
Sumitomo Corp.	37,530	440,580

Information Technology — 5.2%
Canon, Inc.	16,930	476,786
Hitachi Ltd.	79,720	429,862
Trend Micro, Inc.*	7,490	265,848

Materials — 1.2%
Sumitomo Osaka Cement Co. Ltd.	70,010	263,787
Total Japan		3,331,193

France — 9.9%

Consumer Staples — 0.3%
Casino Guichard Perrachon SA	1,187	56,875

Energy — 2.5%
Technip SA	7,880	561,308

Health Care — 2.9%
Sanofi	8,095	654,606

Industrials — 2.5%
Alstom*	300	8,250
Cie de Saint-Gobain	11,860	551,698

Materials — 1.7%
Air Liquide SA	3,440	382,525
Total France		2,215,262

Switzerland — 7.6%

Financials — 4.9%
Credit Suisse Group AG	34,696	495,842
Helvetia Holding AG	557	299,694
Swiss Life Holding AG	1,070	302,253

Health Care — 1.5%
Novartis AG	4,519	328,638

Industrials — 1.2%
ABB Ltd.	7,542	158,697
ABB Ltd. ADR†	5,000	105,350
Total Switzerland		1,690,474

Germany — 6.4%

Consumer Discretionary — 0.4%
Daimler AG	1,140	84,606

Financials — 1.7%
Deutsche Boerse AG*	4,676	381,668

Health Care — 2.8%
Bayer AG	5,930	617,810

Materials — 1.5%
Linde AG	2,100	344,480
Total Germany		1,428,564

Singapore — 4.0%

Consumer Discretionary — 1.9%
Jardine Cycle & Carriage Ltd.	15,070	427,988

Financials — 2.1%
United Overseas Bank Ltd.	33,770	474,431
Total Singapore		902,419

Ireland — 3.7%

Materials — 3.7%
CRH PLC	23,730	822,942

14

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.7% (Continued)

South Korea — 3.4%

Consumer Discretionary — 1.4%
Hankook Tire Co. Ltd.	6,620	$317,900

Financials — 2.0%
Shinhan Financial Group Co. Ltd.	11,530	432,389
Total South Korea		750,289

Austria — 2.4%

Financials — 2.4%
Erste Group Bank AG	18,490	540,597

Italy — 2.3%

Energy — 2.3%
Eni SpA	31,101	504,182

United States — 2.2%

Consumer Staples — 2.2%
Coca-Cola European Partners	15,500	486,700

Israel — 2.0%

Health Care — 2.0%
Teva Pharmaceutical Industries Ltd. ADR	12,600	456,750

Australia — 1.5%

Financials — 1.5%
QBE Insurance Group Ltd.	37,600	335,948

Spain — 1.5%

Financials — 1.5%
Banco de Sabadell SA	234,803	326,278

Brazil — 1.3%

Industrials — 1.3%
Embraer SA ADR	15,270	293,948

Thailand — 1.1%

Consumer Staples — 0.8%
Charoen Pokphand Foods PCL	209,400	172,068

Financials — 0.3%
Bangkok Bank PCL	16,430	73,855
Total Thailand		245,923

Colombia — 0.5%

Energy — 0.5%
Ecopetrol SA ADR*	13,400	121,270

Czech Republic — 0.2%

Financials — 0.2%
Komercni Banka A/S	1,200	41,371
Total Common Stocks		$21,814,255

Investment Funds — 0.5%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	73	73
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	110,925	110,925
Total Investment Funds		$110,998

Total Investment Securities —98.2%
(Cost $25,676,516)		$21,925,253

Other Assets in Excess of Liabilities — 1.8%		395,251

Net Assets — 100.0%		$22,320,504

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $105,350.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

15

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United Kingdom	$689,501	$3,150,271	$—	$3,839,772
Netherlands	112,362	3,368,011	—	3,480,373
Japan	—	3,331,193	—	3,331,193
France	—	2,215,262	—	2,215,262
Switzerland	105,350	1,585,124	—	1,690,474
Germany	381,668	1,046,896	—	1,428,564
Singapore	—	902,419	—	902,419
Ireland	—	822,942	—	822,942
South Korea	317,900	432,389	—	750,289
Austria	—	540,597	—	540,597
Italy	—	504,182	—	504,182
United States	486,700	—	—	486,700
Israel	456,750	—	—	456,750
Australia	—	335,948	—	335,948
Spain	—	326,278	—	326,278
Brazil	293,948	—	—	293,948
Thailand	—	245,923	—	245,923
Colombia	121,270	—	—	121,270
Czech Republic	41,371	—	—	41,371
Investment Funds	110,998	—	—	110,998
Total	$3,117,818	$18,807,435	$—	$21,925,253

At December 31, 2016, equity securities valued at $317,900 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone Mid Cap Growth Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.1%

Industrials — 23.3%
AMETEK, Inc.	326,320	$15,859,152
Fortune Brands Home & Security, Inc.	162,310	8,677,093
IHS Markit Ltd.	384,994	13,632,638
JB Hunt Transport Services, Inc.	175,906	17,075,195
Lennox International, Inc.	70,646	10,820,848
Macquarie Infrastructure Corp.	180,379	14,736,964
Middleby Corp. (The)*	107,910	13,899,887
Nielsen Holdings PLC	268,441	11,261,100
Norfolk Southern Corp.	129,790	14,026,405
TransDigm Group, Inc.	45,940	11,437,222
TransUnion*	320,620	9,916,777
United Continental Holdings, Inc.*	216,440	15,774,147
Wolseley PLC ADR	1,895,390	11,505,017
		168,622,445

Consumer Discretionary — 20.8%
Aramark	263,655	9,417,757
AutoNation, Inc.*	216,040	10,510,346
Expedia, Inc.	76,090	8,619,475
Hasbro, Inc.	93,320	7,259,363
Liberty Broadband Corp. - Class A*	197,030	14,276,794
LKQ Corp.*	325,710	9,983,012
Marriott International, Inc. - Class A	201,550	16,664,154
Newell Brands, Inc.	308,532	13,775,954
O’Reilly Automotive, Inc.*	56,832	15,822,597
PVH Corp.	106,975	9,653,424
Scripps Networks Interactive, Inc. - Class A	184,990	13,202,736
Six Flags Entertainment Corp.	205,720	12,334,971
Ulta Salon Cosmetics & Fragrance, Inc.*	36,190	9,226,279
		150,746,862

Information Technology — 18.4%
Alliance Data Systems Corp.	50,280	11,488,980
Ciena Corp.*	599,550	14,635,016
Cognizant Technology Solutions Corp. - Class A*	128,550	7,202,656
Microsemi Corp.*	150,338	8,113,742
Nice Ltd. ADR	180,023	12,378,382
ON Semiconductor Corp.*	573,950	7,323,602
Palo Alto Networks, Inc.*	64,985	8,126,374
Red Hat, Inc.*	190,580	13,283,426
Sabre Corp.	448,730	11,195,814
ServiceNow, Inc.*	187,110	13,909,757
Skyworks Solutions, Inc.	68,750	5,132,875
Splunk, Inc.*	138,680	7,093,482
Vantiv, Inc. - Class A*	231,500	13,802,030
		133,686,136

Health Care — 15.7%
BioMarin Pharmaceutical, Inc.*	122,965	10,186,421
Clovis Oncology, Inc.*†	218,470	9,704,437
Cooper Cos., Inc. (The)	68,834	12,041,132
DENTSPLY SIRONA, Inc.	198,080	11,435,158
Hill-Rom Holdings, Inc.	311,338	17,478,515
ICON PLC (Ireland)*	202,440	15,223,488
Jazz Pharmaceuticals PLC (Ireland)*	106,869	11,651,927
Mettler-Toledo International, Inc.*	35,016	14,656,297
Teleflex, Inc.	69,325	11,171,724
		113,549,099

Materials — 4.8%
Celanese Corp. - Series A	174,710	13,756,665
Scotts Miracle-Gro Co. (The) - Class A	95,502	9,125,216
Vulcan Materials Co.	94,890	11,875,484
		34,757,365

Consumer Staples — 4.6%
Constellation Brands, Inc. - Class A	74,951	11,490,738
Kellogg Co.	150,520	11,094,829
Pinnacle Foods, Inc.	204,917	10,952,814
		33,538,381

Financials — 4.4%
MSCI, Inc.	117,670	9,270,043
SVB Financial Group*	57,675	9,900,490
Western Alliance Bancorp*	258,790	12,605,661
		31,776,194

Real Estate — 2.1%
Crown Castle International Corp. REIT	87,890	7,626,215
Life Storage, Inc. REIT	85,140	7,259,036
		14,885,251

Energy — 2.0%
Baker Hughes, Inc.	222,730	14,470,768
Total Common Stocks		$696,032,501

Investment Funds — 5.2%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	31,120,354	31,120,354
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	6,497,734	6,497,734
Total Investment Funds		$37,618,088

Total Investment Securities —101.3%
(Cost $619,170,104)		$733,650,589

Liabilities in Excess of Other Assets — (1.3%)		(9,111,103)

Net Assets — 100.0%		$724,539,486

17

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $6,424,376.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$696,032,501	$—	$—	$696,032,501
Investment Funds	37,618,088	—	—	37,618,088
Total	$733,650,589	$—	$—	$733,650,589

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 92.4%

India — 26.8%

Consumer Discretionary — 5.4%
Jubilant Foodworks Ltd.	417,400	$5,233,130
Makemytrip Ltd.*†	142,500	3,163,500
Zee Entertainment Enterprises Ltd.	729,700	4,857,062

Consumer Staples — 2.8%
Britannia Industries Ltd.	52,600	2,232,742
ITC Ltd.	1,285,900	4,567,551

Financials — 6.8%
Housing Development Finance Corp. Ltd.	517,700	9,601,219
IndusInd Bank Ltd.	186,400	3,034,472
Shriram Transport Finance Co. Ltd.	305,200	3,828,719

Health Care — 3.2%
Apollo Hospitals Enterprise Ltd.	211,900	3,677,063
Lupin Ltd.	187,300	4,093,239

Industrials — 7.4%
Adani Ports & Special Economic Zone Ltd.	2,336,800	9,215,800
Eicher Motors Ltd.	14,100	4,514,951
Larsen & Toubro Ltd.	211,900	4,197,864

Materials — 1.2%
Asian Paints Ltd.	227,800	2,988,165
Total India		65,205,477

Cayman Islands — 18.9%

Consumer Discretionary — 4.6%
NagaCorp Ltd.	6,076,000	3,502,063
Sands China Ltd.	1,768,000	7,627,460

Information Technology — 14.3%
Alibaba Group Holding Ltd. ADR*	188,744	16,573,611
Baidu, Inc. ADR*	69,730	11,464,309
Tencent Holdings Ltd.	281,700	6,830,412
Total Cayman Islands		45,997,855

China — 5.7%

Consumer Discretionary — 4.2%
ANTA Sports Products Ltd.	1,618,000	4,808,397
Ctrip.com International Ltd. ADR*	133,200	5,328,000

Health Care — 1.5%
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	5,684,000	3,785,544
Total China		13,921,941

Brazil — 4.9%

Consumer Staples — 3.3%
Raia Drogasil SA	420,500	7,905,612

Information Technology — 1.6%
Cielo SA	457,556	3,920,864
Total Brazil		11,826,476

South Africa — 4.5%

Consumer Discretionary — 4.5%
Naspers Ltd. - Class N	75,400	11,007,772

Philippines — 4.3%

Consumer Staples — 1.1%
Universal Robina Corp.	829,700	2,725,318

Industrials — 1.3%
International Container Terminal Services, Inc.	2,202,020	3,178,215

Real Estate — 1.9%
SM Prime Holdings, Inc.	7,811,200	4,447,281
Total Philippines		10,350,814

South Korea — 3.7%

Consumer Staples — 1.8%
Amorepacific Corp.	16,700	4,438,610

Health Care — 1.9%
Medy-Tox, Inc.	15,575	4,583,635
Total South Korea		9,022,245

United States — 3.6%

Information Technology — 3.6%
MercadoLibre, Inc.	55,950	8,736,033

Indonesia — 3.4%

Financials — 2.2%
Bank Rakyat Indonesia Persero Tbk PT	6,096,400	5,265,550

Health Care — 1.2%
Siloam International Hospitals Tbk PT*	3,747,855	3,032,223
Total Indonesia		8,297,773

United Kingdom — 3.1%

Health Care — 3.1%
Hikma Pharmaceuticals PLC	327,000	7,621,662

Thailand — 2.6%

Consumer Staples — 2.6%
CP ALL PCL	3,683,300	6,419,410

Russia — 2.5%

Consumer Staples — 2.5%
Magnit OJSC GDR	138,400	6,092,216

19

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 92.4% (Continued)

Peru — 2.2%

Financials — 2.2%
Credicorp Ltd.	33,464	$5,282,627

Taiwan — 2.0%

Information Technology — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	165,440	4,756,400

Virgin Islands (British) — 1.5%

Information Technology — 1.5%
Mail.Ru Group Ltd. GDR*	197,100	3,616,785

Malaysia — 1.4%

Health Care — 1.4%
IHH Healthcare Bhd	2,401,300	3,399,076

Turkey — 1.3%

Consumer Staples — 1.3%
BIM Birlesik Magazalar AS	224,900	3,120,963
Total Common Stocks		$224,675,525

	Number
	of Contracts

Low Exercise Price Warrants — 2.6%

Saudi Arabia — 2.6%

Almarai Co. Ltd.
Strike $0.0001, Exp 3/13/17	184,633	3,353,526
Almarai Co. Ltd.
Strike $0.0001, Exp 4/08/19	164,733	2,992,078
Total Saudi Arabia		6,345,604
Total Low Exercise Price Warrants		$6,345,604

	Shares

Investment Funds — 4.8%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	9,412,656	9,412,656
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	2,192,125	2,192,125
Total Investment Funds		$11,604,781

Total Investment Securities —99.8%
(Cost $238,421,123)		$242,625,910

Other Assets in Excess of Liabilities — 0.2%		498,869

Net Assets — 100.0%		$243,124,779

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $2,049,060.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

20

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
India	$3,163,500	$62,041,977	$—	$65,205,477
Cayman Islands	28,037,920	17,959,935	—	45,997,855
China	5,328,000	8,593,941	—	13,921,941
Brazil	11,826,476	—	—	11,826,476
South Africa	—	11,007,772	—	11,007,772
Philippines	—	10,350,814	—	10,350,814
South Korea	—	9,022,245	—	9,022,245
United States	8,736,033	—	—	8,736,033
Indonesia	3,032,223	5,265,550	—	8,297,773
United Kingdom	—	7,621,662	—	7,621,662
Thailand	—	6,419,410	—	6,419,410
Russia	—	6,092,216	—	6,092,216
Peru	5,282,627	—	—	5,282,627
Taiwan	4,756,400	—	—	4,756,400
Virgin Islands (British)	3,616,785	—	—	3,616,785
Malaysia	3,399,076	—	—	3,399,076
Turkey	—	3,120,963	—	3,120,963
Low Exercise Price
Warrants
Saudi Arabia	—	6,345,604	—	6,345,604
Investment Funds	11,604,781	—	—	11,604,781
Total	$88,783,821	$153,842,089	$—	$242,625,910

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments

Touchstone Small Cap Growth Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.0%

Information Technology — 25.3%
Arris International PLC*	180,240	$5,430,631
BroadSoft, Inc.*	127,592	5,263,170
Ciena Corp.*	241,932	5,905,560
Cirrus Logic, Inc.*	105,211	5,948,630
comScore, Inc.*	122,194	3,858,887
Criteo SA ADR*†	68,529	2,815,171
CSG Systems International, Inc.	124,740	6,037,416
Euronet Worldwide, Inc.*	150,688	10,914,332
ExlService Holdings, Inc.*	104,148	5,253,225
Gigamon, Inc.*	84,202	3,835,401
j2 Global, Inc.	49,633	4,059,979
Manhattan Associates, Inc.*	98,002	5,197,046
MAXIMUS, Inc.	112,778	6,291,885
Mellanox Technologies Ltd. (Israel)*	69,759	2,853,143
Power Integrations, Inc.	94,096	6,384,414
Qualys, Inc.*	102,213	3,235,041
Science Applications International Corp.	85,748	7,271,430
Shutterstock, Inc.*†	70,925	3,370,356
Synaptics, Inc.*	55,196	2,957,402
Synchronoss Technologies, Inc.*	114,133	4,371,294
Tessera Holding Corp.	99,983	4,419,249
Travelport Worldwide Ltd. (Bermuda)	255,515	3,602,762
Ubiquiti Networks, Inc.*†	60,797	3,514,067
		112,790,491

Health Care — 19.3%
ACADIA Pharmaceuticals, Inc.*†	78,746	2,271,035
Agios Pharmaceuticals, Inc.*†	28,131	1,173,907
Akorn, Inc.*	201,585	4,400,601
Alder Biopharmaceuticals, Inc.*†	83,790	1,742,832
AMN Healthcare Services, Inc.*	177,463	6,823,452
ANI Pharmaceuticals, Inc.*†	77,316	4,686,896
Cambrex Corp.*	172,466	9,304,541
Charles River Laboratories International, Inc.*	72,149	5,497,032
Chemed Corp.	52,243	8,380,300
China Biologic Products, Inc.*	29,491	3,170,872
Globus Medical, Inc. - Class A*	120,482	2,989,158
Horizon Pharma PLC*	245,819	3,977,351
ICON PLC (Ireland)*	98,783	7,428,482
Insulet Corp.*	81,349	3,065,230
Medidata Solutions, Inc.*	120,392	5,979,871
Momenta Pharmaceuticals, Inc.*	273,023	4,108,996
Natus Medical, Inc.*	151,365	5,267,502
Ophthotech Corp.*†	85,329	412,139
Prestige Brands Holdings, Inc.*	77,098	4,016,806
Radius Health, Inc.*†	35,577	1,352,993
		86,049,996

Consumer Discretionary — 18.9%
Big Lots, Inc.†	100,223	5,032,197
Burlington Stores, Inc.*	112,035	9,494,966
Columbia Sportswear Co.	44,621	2,601,404
Cooper Tire & Rubber Co.	149,671	5,814,718
Core-Mark Holding Co., Inc.	113,126	4,872,337
Cracker Barrel Old Country Store, Inc.†	41,373	6,908,464
Dave & Buster’s Entertainment, Inc.*	111,423	6,273,115
DineEquity, Inc.	57,005	4,389,385
G-III Apparel Group Ltd.*	136,820	4,044,399
Imax Corp. (Canada)*	132,618	4,164,205
La-Z-Boy, Inc.	217,406	6,750,456
Lithia Motors, Inc. - Class A	69,975	6,775,679
Marriott Vacations Worldwide Corp.	79,010	6,703,998
Ruth’s Hospitality Group, Inc.	179,430	3,283,569
Skechers U.S.A., Inc. - Class A*	154,129	3,788,491
Sportsman’s Warehouse Holdings, Inc.*	356,884	3,351,141
		84,248,524

Industrials — 12.9%
Argan, Inc.	71,942	5,075,508
Beacon Roofing Supply, Inc.*	92,807	4,275,618
Dycom Industries, Inc.*†	63,923	5,132,378
EMCOR Group, Inc.	75,847	5,366,934
Hawaiian Holdings, Inc.*	115,084	6,559,788
Hexcel Corp.	114,482	5,888,954
Insperity, Inc.	65,729	4,663,473
Proto Labs, Inc.*	70,022	3,595,630
Trex Co., Inc.*	89,955	5,793,102
TriNet Group, Inc.*	176,400	4,519,368
WageWorks, Inc.*	91,922	6,664,345
		57,535,098

Financials — 9.5%
Artisan Partners Asset Management, Inc. - Class A	147,610	4,391,398
Bank of The Ozarks, Inc.	106,519	5,601,834
Evercore Partners, Inc. - Class A	83,659	5,747,373
Financial Engines, Inc.	122,086	4,486,661
Interactive Brokers Group, Inc. - Class A	142,876	5,216,403
Janus Capital Group, Inc.	339,972	4,511,428
PRA Group, Inc.*	120,863	4,725,743
Western Alliance Bancorp*	155,516	7,575,184
		42,256,024

Consumer Staples — 5.7%
B&G Foods, Inc.	126,095	5,522,961
Boston Beer Co., Inc. (The) - Class A*†	27,098	4,602,595
Cal-Maine Foods, Inc.†	103,752	4,583,245
Central Garden & Pet Co.*	120,225	3,978,245
J&J Snack Foods Corp.	47,763	6,373,017
		25,060,063

Energy — 3.0%
Carrizo Oil & Gas, Inc.*	132,345	4,943,086
Matrix Service Co.*	185,017	4,199,886
Superior Energy Services, Inc.	245,226	4,139,415
		13,282,387

Materials — 0.7%
PolyOne Corp.	100,035	3,205,121

22

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.0% (Continued)

Real Estate — 0.7%
HFF, Inc. - Class A	105,710	$3,197,728
Total Common Stocks		$427,625,432

Investment Funds — 11.5%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	17,770,608	17,770,608
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	33,498,354	33,498,354
Total Investment Funds		$51,268,962

Total Investment Securities —107.5%
(Cost $460,780,289)		478,894,394

Liabilities in Excess of Other Assets — (7.5%)		(33,558,495)

Net Assets — 100.0%		$445,335,899

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $32,684,038.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$427,625,432	$—	$—	$427,625,432
Investment Funds	51,268,962	—	—	51,268,962
Total	$478,894,394	$—	$—	$478,894,394

See accompanying Notes to Portfolios of Investments.

23

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.8%

United States — 52.5%

Consumer Discretionary — 4.0%
Amazon.com, Inc.*	6,506	$4,878,654
Ford Motor Co.	256,313	3,109,077
NIKE, Inc. - Class B	68,932	3,503,814

Consumer Staples — 2.6%
CVS Health Corp.	93,608	7,386,607

Energy — 5.2%
Apache Corp.	81,017	5,142,149
ConocoPhillips	146,450	7,343,003
Noble Energy, Inc.	56,346	2,144,529

Financials — 10.7%
Discover Financial Services	70,090	5,052,788
Fifth Third Bancorp	186,744	5,036,486
JPMorgan Chase & Co.	113,589	9,801,595
Reinsurance Group of America, Inc.	50,452	6,348,375
Synchrony Financial	117,258	4,252,948
Wells Fargo & Co.	521	28,712

Health Care — 8.5%
Abbott Laboratories	103,902	3,990,876
Becton Dickinson & Co.	20,361	3,370,764
Biogen, Inc.*	12,479	3,538,795
Cerner Corp.*	76,479	3,622,810
Illumina, Inc.*	20,052	2,567,458
Regeneron Pharmaceuticals, Inc.*	7,717	2,832,834
St Jude Medical, Inc.	32,320	2,591,741
Ultragenyx Pharmaceutical, Inc.*	21,498	1,511,524

Industrials — 6.9%
Roper Technologies, Inc.	22,030	4,033,252
Southwest Airlines Co.	223,739	11,151,152
United Continental Holdings, Inc.*	59,677	4,349,260

Information Technology — 12.1%
Alphabet, Inc. - Class A*	12,033	9,535,551
Facebook, Inc. - Class A*	60,857	7,001,598
Microsoft Corp.	107,168	6,659,419
Oracle Corp.	120,045	4,615,730
Visa, Inc. - Class A	86,281	6,731,644

Utilities — 2.5%
American Water Works Co., Inc.	98,666	7,139,472
Total United States		149,272,617

Japan — 11.7%

Consumer Discretionary — 0.9%
NGK Spark Plug Co. Ltd.	117,400	2,602,142

Financials — 1.6%
ORIX Corp.	283,100	4,406,241

Industrials — 3.9%
Amada Holdings Co. Ltd.	298,500	3,325,461
Kinden Corp.	466,900	5,811,901
Nabtesco Corp.	83,200	1,928,659

Information Technology — 1.9%
Kyocera Corp.	111,200	5,513,355

Telecommunication Services — 2.5%
Nippon Telegraph & Telephone Corp.	170,500	7,177,225

Utilities — 0.9%
Tokyo Gas Co. Ltd.	582,000	2,627,230
Total Japan		33,392,214

United Kingdom — 11.1%

Consumer Discretionary — 5.4%
Berkeley Group Holdings PLC	76,944	2,659,881
Compass Group PLC	288,292	5,328,116
Delphi Automotive PLC	71,810	4,836,403
InterContinental Hotels Group	57,760	2,582,703

Consumer Staples — 0.9%
Unilever PLC ADR	63,809	2,597,026

Financials — 2.3%
Prudential PLC	329,230	6,570,638

Industrials — 2.5%
Intertek Group PLC	52,921	2,268,103
Pentair PLC	85,508	4,794,434
Total United Kingdom		31,637,304

Netherlands — 3.6%

Financials — 3.6%
ABN AMRO Group NV	126,722	2,805,859
ING Groep NV	523,208	7,366,144
Total Netherlands		10,172,003

Sweden — 2.7%

Financials — 1.6%
Swedbank AB - Class A	191,211	4,607,132

Industrials — 1.1%
Atlas Copco AB - Class A	102,059	3,096,120
Total Sweden		7,703,252

Germany — 2.6%

Consumer Discretionary — 0.6%
Bayerische Motoren Werke AG	17,040	1,587,044

Materials — 2.0%
HeidelbergCement AG	62,562	5,823,293
Total Germany		7,410,337

24

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.8% (Continued)

Cayman Islands — 2.5%

Information Technology — 2.5%
Baidu, Inc. ADR*	18,557	$3,050,956
Tencent Holdings Ltd.	163,600	3,966,828
Total Cayman Islands		7,017,784

Switzerland — 2.2%

Health Care — 2.2%
Novartis AG	86,350	6,279,673

Jersey — 2.1%

Health Care — 2.1%
Shire PLC ADR	35,175	5,993,116

France — 2.1%

Industrials — 2.1%
Cie de Saint-Gobain	86,593	4,028,095
Schneider Electric SE	27,577	1,915,739
Total France		5,943,834

Mexico — 1.8%

Financials — 0.8%
Grupo Financiero Banorte SAB de CV - Class O	434,600	2,140,541

Materials — 1.0%
Cemex SAB de CV ADR*	352,814	2,833,096
Total Mexico		4,973,637

Italy — 1.0%

Consumer Discretionary — 1.0%
Luxottica Group SpA	54,605	2,937,237

Indonesia — 0.6%

Financials — 0.6%
Bank Rakyat Indonesia Persero Tbk PT	2,057,000	1,776,661

South Korea — 0.3%

Telecommunication Services — 0.3%
KT Corp. ADR*†	67,504	951,131
Total Common Stocks		275,460,800

Exchange Traded Funds — 1.5%
Vanguard FTSE All-World ex-US ETF	44,486	1,965,391
Vanguard S&P 500 ETF	11,548	2,370,920
Total Exchange Traded Funds		4,336,311

Investment Funds — 1.7%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	3,844,350	$3,844,350
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	961,546	961,546
Total Investment Funds		4,805,896

Total Investment Securities —100.0%
(Cost $272,710,262)		$284,603,007

Liabilities in Excess of Other Assets — 0.0%		(15,215)

Net Assets — 100.0%		$284,587,792

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $940,845.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

25

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$149,272,617	$—	$—	$149,272,617
Japan	—	33,392,214	—	33,392,214
United Kingdom	12,227,863	19,409,441	—	31,637,304
Netherlands	7,366,144	2,805,859	—	10,172,003
Sweden	—	7,703,252	—	7,703,252
Germany	—	7,410,337	—	7,410,337
Cayman Islands	3,050,956	3,966,828	—	7,017,784
Switzerland	—	6,279,673	—	6,279,673
Jersey	5,993,116	—	—	5,993,116
France	—	5,943,834	—	5,943,834
Mexico	4,973,637	—	—	4,973,637
Italy	—	2,937,237	—	2,937,237
Indonesia	—	1,776,661	—	1,776,661
South Korea	951,131	—	—	951,131
Exchange Traded Funds	4,336,311	—	—	4,336,311
Investment Funds	4,805,896	—	—	4,805,896
Total	$192,977,671	$91,625,336	$—	$284,603,007

At December 31, 2016, equity securities valued at $2,805,859 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities.

See accompanying Notes to Portfolios of Investments.

26

Notes to Portfolios of Investments

December 31, 2016 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic allocation or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended December 31, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the International Value Fund and Sustainability and Impact Equity Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates

27

Notes to Portfolios of Investments(Unaudited) (Continued)

market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Flexible Income Fund may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the

28

Notes to Portfolios of Investments(Unaudited) (Continued)

Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of December 31, 2016, the Flexible Income Fund did not hold any securities sold short.

Options—The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of December 31, 2016 the Flexible Income Fund held no written options.

Futures Contracts— The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of December 31, 2016, the Flexible Income Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $3,664,079 held as collateral for futures contracts.

29

Notes to Portfolios of Investments(Unaudited) (Continued)

Swap Contracts — The Flexible Income Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If the swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, OTC swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and are segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of December 31, 2016, the Fund did not hold any swap contracts.

30

Notes to Portfolios of Investments(Unaudited) (Continued)

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2016, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trusts—The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities—The following table sets forth the fair value of the Flexible Income Fund’s derivative financial instruments by primarily risk exposure as of December 31, 2016.

Fair Value of Derivative Investments
As of December 31, 2016
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Forward Foreign Currency Contracts*	$528,292	$(174,236)
	Futures - Interest Rate Contracts*	—	(470,925)
	Futures - Equity Contracts*	—	(164,502)

* Amounts for Forward Foreign Currency Contracts and Futures Contracts represent unrealized appreciation (depreciation).

31

Notes to Portfolios of Investments(Unaudited) (Continued)

For the period ended December 31, 2016, the average quarterly balances of outstanding derivative financial instruments were as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$79,998
Written Options - Premiums received	$14,375
Futures - Average notional value	$580,125
Interest rate contracts:
Futures - Average notional value	$101,517,813
Credit contracts:
Credit Default Swaps - Average notional value	$7,500,000
Forward foreign currency contracts:
Average number of contracts	9
Average U.S. dollar amount purchased	$24,665,223
Average U.S. dollar amount sold	$28,295,387

Portfolio securities loaned— The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of December 31, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
Flexible Income Fund	Corporate Bonds	$5,184,020	$5,315,245	$131,225
	Preferred Stocks	58,624	59,600	976
Total Flexible Income Fund		5,242,644	5,374,845	132,201
Growth Opportunities Fund	Common Stocks	1,404,316	1,452,632	48,316
International Growth Fund	Common Stocks	1,179,917	1,199,325	19,408
International Value Fund	Common Stocks	105,350	110,925	5,575
Mid Cap Growth Fund	Common Stocks	6,424,376	6,497,734	73,358
Sands Capital Emerging Markets Growth Fund	Common Stocks	2,049,060	2,192,125	143,065
Small Cap Growth Fund	Common Stocks	32,684,038	33,498,354	814,316
Sustainability and Impact
Equity Fund	Common Stocks	940,845	961,546	20,701

* The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Security lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined

32

Notes to Portfolios of Investments(Unaudited) (Continued)

based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2016, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Flexible Income Fund	$676,154,911	$9,013,140	$(9,801,457)	$(788,317)
Focused Fund	1,199,640,806	299,219,168	(23,777,946)	275,441,222
Growth Opportunities Fund	198,145,483	33,912,213	(4,233,715)	29,678,498
International Growth Fund	11,836,030	444,710	(563,662)	(118,952)
International Value Fund	25,676,516	542,234	(4,293,497)	(3,751,263)
Mid Cap Growth Fund	619,170,104	122,814,528	(8,334,043)	114,480,485
Sands Capital Emerging Markets Growth Fund	238,421,123	17,955,817	(13,751,030)	4,204,787
Small Cap Growth Fund	460,780,289	45,691,656	(27,577,551)	18,114,105
Sustainability and Impact Equity Fund	272,710,262	27,583,124	(15,690,379)	11,892,745

33

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/17/2017

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/17/2017

* Print the name and title of each signing officer under his or her signature.